UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	9/30/04

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Pennsylvania Municipal Money Market Fund

ANNUAL REPORT September 30, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Important Tax Information
23	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Pennsylvania Municipal Money Market Fund
	The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Pennsylvania Municipal Money Market Fund covers the 12-month period from October 1, 2003, through September 30, 2004. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bill Vasiliou.

Although the U.S. economy has alternated between signs of strength and weakness, the Federal Reserve Board raised short-term interest rates three times during the reporting period. This shift in monetary policy represents the first increases in short-term rates in more than four years, and many analysts believe that additional, gradual increases are likely to follow. As a result, tax-exempt money market yields have begun to rise from the historically low levels of the past few years.

For many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

The Dreyfus Corporation October 15, 2004
2

DISCUSSION OF FUND PERFORMANCE

Bill Vasiliou, Portfolio Manager

How did Dreyfus Pennsylvania Municipal Money Market Fund perform during the period?

For the 12-month period ended September 30,2004,the fund produced a yield of 0.44% .Taking into account the effects of compounding, the fund also produced an effective yield of 0.44% .1

We attribute the fund’s returns to low short-term interest rates during much of the reporting period. However, tax-exempt money market yields began to rise in the spring of 2004, in advance of three moves by the Federal Reserve Board (the “Fed”) toward a less accommodative monetary policy.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term municipal obligations that provide income exempt from federal and Pennsylvania state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund’s investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal and Pennsylvania state income taxes. Second, we actively manage the fund’s weighted average maturity in anticipation of what we believe are interest-rate trends and supply-and-demand changes in Pennsylvania’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appropriate. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

What other factors influenced the fund’s performance?

During the fall of 2003 and winter of 2004, yields of tax-exempt money market securities remained anchored by the 1% federal funds rate and were relatively stable, even as longer-term bonds experienced heightened market volatility. In fact, at the time, the Fed had repeatedly affirmed its commitment to an accommodative monetary policy by stating that it intended to be “patient” in keeping interest rates low.

The economic environment and investor sentiment shifted in early April, when new data showed unexpectedly strong job growth.At the same time, oil and gas prices rose sharply. Faced with these potential inflationary pressures, investors concluded that the Fed was likely to begin raising short-term interest rates sooner than they previously had expected.As a result, tax-exempt money market yields began to rise in the spring, especially at the longer end of the maturity spectrum, in anticipation of the Fed’s possible rate increases. Indeed, between June and September, the Fed implemented three rate increases, which collectively raised the overnight federal funds rate from 1% to 1.75% .

Tax-exempt money markets also were influenced by their own supply-and-demand dynamics. Rising tax revenues in many states, including Pennsylvania, have led to a reduction in the supply of new short-term municipal securities.In fact,Pennsylvania finished its 2004 fiscal year with a surplus,and the state closed anticipated shortfalls in its fiscal 2005 budget

4

through a variety of tax increases, including higher personal income tax rates.At the same time, demand for tax-exempt money market securities remained strong from investors seeking capital preservation.

For the first half of the reporting period, we maintained the fund’s weighted average maturity in a range that was longer than industry averages. However, during the second half of the reporting period, we allowed the fund’s weighted average maturity to move towards the neutral range when it became more apparent that the Fed was likely to begin raising short-term rates. In our view, a shorter weighted average maturity would give us greater flexibility to capture higher yields as they became available.To achieve this position, we increased the fund’s holdings of variable-rate demand notes on which yields are reset weekly and, when possible, we purchased tax-exempt commercial paper and municipal bonds and notes with maturities in the three- to nine-month range.

What is the fund’s current strategy?

As of the end of the reporting period, demand for municipal securities with shorter maturities remained high as investors remained reluctant to purchase securities with one-year maturities in a rising interest-rate environment. Strong demand, coupled with a reduced supply of newly issued securities, has helped keep tax-exempt yields relatively low at the shorter end of the money market maturity spectrum. Although higher yields were available among securities with one-year maturities, we continued to believe that a cautious approach was warranted until the Fed’s intentions became clearer.

October 15, 2004

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended September 30, 2004

Expenses paid per $1,000 †	$ 3.60
Ending value (after expenses)	$1,002.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2004

Expenses paid per $1,000 †	$ 3.64
Ending value (after expenses)	$1,021.40

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
6

STATEMENT OF INVESTMENTS September 30, 2004
	Principal
Tax Exempt Investments—105.0%	Amount ($)		Value ($)

Bald Eagle Area School District, GO Notes
3.80%, 10/1/2004 (Insured; FSA)	200,000		200,000
Berks County Industrial Development Authority
Industrial Revenue, VRDN
(Beacon Container Corp. Project)
1.86% (LOC; Wachovia Bank)	920,000	[a]	920,000
Bradford City Water Authority, Water Revenue
Refunding 1.80%, 10/1/2004 (Insured; FGIC)	150,000		150,000
Chester County, Revenue, VRDN
1.79% (LOC; PNC Bank)	2,500,000	[a]	2,500,000
Chester County Industrial Development Authority
Student Housing Revenue, VRDN
(University Student Housing LLC Project)
1.77% (LOC; Citizens Bank of Pennsylvania)	4,000,000	[a]	4,000,000
Delaware County Industrial Development Authority:
Industrial Revenue, VRDN (Astra Foods Inc. Project)
1.86% (LOC; Wachovia Bank)	4,000,000	[a]	4,000,000
PCR, CP 1.12%, 10/5/2004 (LOC; Bank One)	4,000,000		4,000,000
Duquesne School District, GO Notes
2%, 10/1/2004 (Insured; FSA)	320,000		320,000
East Hempfield Township Industrial Development Authority
Healthcare Facilities Revenue, VRDN
(The Mennonite Home Project)
1.42% (LOC; M&T Bank)	2,500,000	[a]	2,500,000
Fayette County Hospital Authority, Senior Health and
Housing Facilities Revenue, Refunding, VRDN
(Mount Macrina Manor Project)
1.77% (LOC; National City Bank)	4,140,000	[a]	4,140,000
Franklin County Industrial Development Authority
Revenue, VRDN (Loudon Industries Inc. Project)
1.71% (LOC; M&T Bank)	1,300,000	[a]	1,300,000
Hempfield Area School District, GO Notes, Refunding
3.80%, 3/15/2005 (Insured; FSA)	100,000		101,184
Lancaster County Hospital Authority
Healthcare Facilities Revenue, VRDN:
(Health Center-Willow Valley Lakes) 1.79%
(Insured; MBIA and Liquidity Facility; PNC Bank)	2,255,000	[a]	2,255,000
(Lancaster General Hospital Project) 1.84%
(LOC; Fulton Bank)	7,400,000	[a]	7,400,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Lancaster Industrial Development Authority
Industrial Revenue, VRDN
(Snavely's Mill Project)
1.90% (LOC; Fulton Bank)	3,650,000	[a]	3,650,000
Lehigh County Industrial Development
Authority, Industrial Revenue, VRDN
(Prior Coated Metals Inc.)
1.96% (LOC; Wachovia Bank)	855,000	[a]	855,000
Township of Lower Paxton, GO Notes
1.10%, 11/15/2004 (Insured; MBIA)	730,000		730,000
Mercer County, GO Notes
3.60%, 10/1/2004 (Insured; FGIC)	100,000		100,000
Montgomery County Industrial Development
Authority, Industrial Revenue, VRDN
(Recigno Laboratories Inc.)
1.86% (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
Nazareth Area School District, GO Notes
4.50%, 11/1/2004 (Insured; FSA)	160,000		160,459
Neshaminy School District, GO Notes
2%, 4/15/2004 (Insured; MBIA)	960,000		964,076
Borough of Norristown, GO Notes
2.50%, 11/15/2004 (Insured; Radian Bank)	360,000		360,482
North Hampton County Industrial Development
Authority, IDR, VRDN:
(Reale Associates Project)
1.86% (LOC; Wachovia Bank)	2,330,000	[a]	2,330,000
(S & L Plastics Project)
1.82% (LOC; Bank of America)	2,750,000	[a]	2,750,000
Commonwealth of Pennsylvania, GO Notes:
5%, 1/15/2005	700,000		708,096
5%, 3/1/2005	900,000		913,651
Pennsylvania Higher Education Assistance Agency
Revenue, Refunding (Capital Acquisition)
5%, 12/15/2004 (Insured; MBIA)	250,000		251,926

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Pennsylvania Higher Educational Facilities Authority
College and University Revenue:
(Messiah College) 1.125%, 11/1/2004
(LOC; Allied Irish Bank)	1,000,000		1,000,000
VRDN (Holy Family University) 1.72%
(LOC; Commerce Bank)	3,000,000	[a]	3,000,000
Pennsylvania Turnpike Commission
Oil Franchise Tax Revenue
4.20%, 12/1/2004 (Insured; AMBAC)	375,000		376,958
City of Philadelphia, GO Notes
4.10%, 3/15/2005 (Insured; FSA)	100,000		101,209
Philadelphia Authority For Industrial Development
VRDN:
Healthcare Facilities Revenue
(Gift of Life Donor Program Project)
1.72%, (LOC; Commerce Bank)	3,700,000	[a]	3,700,000
Industrial Revenue (30th Street Station Project)
1.35% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	2,000,000	[a]	2,000,000
Philadelphia Municipal Authority, LR, Refunding
4%, 5/15/2005 (Insured; FSA)	1,000,000		1,015,874
Philadelphia Redevelopment Authority, Revenue
Capital Fund Program
1.50%, 12/1/2004 (Insured; FSA)	410,000		410,000
Philadelphia School District, GO Notes, Refunding
5.25%, 3/1/2005 (Insured; MBIA)	100,000		101,676
Scranton Redevelopment Authority, Guaranteed LR
VRDN 1.74%, (LOC; PNC Bank)	2,000,000	[a]	2,000,000
Slippery Rock Area School District, GO Notes
3.75%, 10/1/2004 (Insured; FGIC)	100,000		100,000
Southeastern Pennsylvania Transportation Authority
Special Revenue 6.50%, 3/1/2005 (Insured; FGIC)	100,000		102,193
Telford Industrial Development Authority, Revenue
VRDN (Ridgetop Project) 1.82% (LOC; Bank of America)	4,865,000	[a]	4,865,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Temple University of the Commonwealth
System of Higher Education
College and University Revenue
2.25%, 5/2/2005	1,500,000		1,508,470
University Area Joint Authority
Sewer Revenue
3%, 11/1/2004 (Insured; MBIA)	870,000		871,349
Upper Dauphin Industrial Development Authority
Healthcare Facilities Revenue, VRDN
(United Church of Christ Homes)
1.79% (LOC; First Tennessee Bank)	3,000,000	[a]	3,000,000
Venango County Industrial Development
Authority, RRR, CP 1.25%, 12/9/2004
(LOC; Dexia Credit Locale)	1,000,000		1,000,000
West Perry School District, GO Notes
2%, 11/15/2004 (Insured; FGIC)	410,000		410,476
Wilkinsburg Joint Water Authority
Water Revenue, Refunding
4.25%, 3/15/2005 (Insured; FSA)	1,020,000		1,034,434
York Redevelopment Authority, Revenue, VRDN
1.61% (LOC; M&T Bank)	3,660,000	[a]	3,660,000

Total Investments (cost $78,817,513)	105.0%		78,817,513

Liabilities, Less Cash and Receivables	(5.0%)		(3,779,268)

Net Assets	100.0%		75,038,245

10

Summary of Abbreviations

AMBAC	American Municipal Bond	LOC	Letter of Credit
	Assurance Corporation	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Company		Corporation
FSA	Financial Security Assurance	PCR	Pollution Control Revenue
GO	General Obligation	RRR	Resources Recovery Revenue
IDR	Industrial Development Revenue	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1 65.4
AAA, AA, A [b]	Aaa, Aa, A [b]	AAA, AA, A [b]	17.4
Not Rated [c]	Not Rated [c]	Not Rated [c]	17.2
100.0

† Based on total investments.

[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	78,817,513	78,817,513
Interest receivable		201,951
Prepaid expenses		9,489
		79,028,953

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		36,730
Cash overdraft due to Custodian		860,002
Payable for investment securities purchased		3,000,000
Payable for shares of Beneficial Interest redeemed		44,965
Accrued expenses		49,011
		3,990,708

Net Assets ($)		75,038,245

Composition of Net Assets ($):
Paid-in capital		75,038,864
Accumulated net realized gain (loss) on investments		(619)

Net Assets ($)		75,038,245

Shares Outstanding
(unlimited number of $.001 par value shares
of Beneficial Interest authorized)		75,038,864
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
12

STATEMENT OF OPERATIONS Year Ended September 30, 2004
Investment Income ($):
Interest Income	959,535
Expenses:
Management fee—Note 2(a)	418,584
Shareholder servicing costs—Note 2(b)	81,088
Auditing fees	30,760
Legal fees	14,101
Registration fees	11,492
Prospectus and shareholders' reports	10,836
Custodian fees	10,684
Trustees' fees and expenses—Note 2(c)	10,527
Miscellaneous	10,190
Total Expenses	598,262
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(3,720)
Net Expenses	594,542
Investment Income—Net, representing net increase
in net assets resulting from operations	364,993

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2004	2003

Operations ($):
Investment income—net	364,993	474,240
Net realized gain (loss) on investments	—	2,100
Net unrealized appreciation
(depreciation) on investments	—	(11)
Net Increase (Decrease) in Net Assets
Resulting from Operations	364,993	476,329

Dividends to Shareholders from ($):
Investment income—net	(364,993)	(474,240)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	123,227,468	56,999,363
Dividends reinvested	351,014	459,592
Cost of shares redeemed	(128,041,289)	(58,585,461)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,462,807)	(1,126,506)
Total Increase (Decrease) in Net Assets	(4,462,807)	(1,124,417)

Net Assets ($):
Beginning of Period	79,501,052	80,625,469
End of Period	75,038,245	79,501,052

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended September 30,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.006	.010	.029	.033
Distributions:
Dividends from investment income—net	(.004)	(.006)	(.010)	(.029)	(.033)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.44	.57	1.04	2.95	3.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.73	.71	.65	.67
Ratio of net expenses
to average net assets	.71	.73	.71	.65	.67
Ratio of net investment income
to average net assets	.44	.57	1.04	2.91	3.25

Net Assets, end of period ($ x 1,000)	75,038	79,501	80,625	94,920	93,058

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

16

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $619 is available to be applied against future net securities profits, if any, realized subsequent to September 30, 2004. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2004 and September 30, 2003, respectively, were all tax exempt income.

At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2004, the fund was charged $33,848 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2004, the fund was charged $24,082 pursuant to the transfer agency agreement.

18

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $32,779, shareholder services plan fees $1,096 and transfer agency per account fees $2,855.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Effective October 15, 2003, annual retainer fees and attendance fees are allocated to each fund based on net assets. Prior to October 15, 2003, each trustee who was not an “affiliated person” as defined in the Act received from the fund an annual fee of $1,000. The Chairman of the Board received an additional 25% of such compensation and continues to do so under the new compensation structure.

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors, and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state and federal law, the allegations in the consolidated amended complaint

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Pennsylvania Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Pennsylvania Municipal Money Market Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Pennsylvania Municipal Money Market Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S generally accepted accounting principles.

New York, New York November 5, 2004

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended September 30, 2004 as “exempt interest dividends” (not subject to regular federal and, for individuals who are Pennsylvania residents, Pennsylvania personal income taxes).

22

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————

David W. Burke (68) Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 83

———————

Samuel Chase (72) Board Member (1991)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

No. of Portfolios for which Board Member Serves: 15

———————

Gordon J. Davis (63) Board Member (1995)

Principal Occupation During Past 5 Years:

  Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies, Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 25

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (62) Board Member (1991)

Principal Occupation During Past 5 Years:

• Senior Vice President of the William Morris Agency

No. of Portfolios for which Board Member Serves: 15

———————
Arnold S. Hiatt (77) Board Member (1991)

Principal Occupation During Past 5 Years:

• Chairman of The Stride Rite Charitable Foundation

Other Board Memberships and Affiliations:
  Isabella Stewart Gardner Museum,Trustee
  John Merck Fund, a charitable trust,Trustee
  Business for Social Responsibility, Chairman
No. of Portfolios for which Board Member Serves: 15
———————
Burton N. Wallack (53)
Board Member (1991)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company

No. of Portfolios for which Board Member Serves: 15

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

24
———————

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 37 investment companies (comprised of 46 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 95 investment companies (comprised of 199 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 85 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)
JOSEPH W. CONNOLLY, Chief Compliance	WILLIAM GERMENIS, Anti-Money
Officer since October 2004.	Laundering Compliance Officer since
Chief Compliance Officer of the Manager and	October 2002.
The Dreyfus Family of Funds (98 investment	Vice President and Anti-Money Laundering
companies, comprising 206 portfolios). From	Compliance Officer of the Distributor, and the
November 2001 through March 2004, Mr.	Anti-Money Laundering Compliance Officer
Connolly was first Vice-President, Mutual	of 93 investment companies (comprised of 201
Fund Servicing for Mellon Global Securities	portfolios) managed by the Manager. He is 33
Services. In that capacity, Mr. Connolly was	years old and has been an employee of the
responsible for managing Mellon’s Custody,	Distributor since October 1998.
Fund Accounting and Fund Administration
services to third-party mutual fund clients. Mr.
Connolly has served in various capacities with
the Manager since 1980, including manager of
the firm’s Fund Accounting Department from
1997 through October 2001. Mr. Connolly is
47 years old.

26

For More Information

Dreyfus Pennsylvania	Transfer Agent &
Municipal Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending December 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

®

© 2004 Dreyfus Service Corporation 0104AR0904

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S, DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $27,700 in 2003 and $29,085 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $___0___ in 2003 and $____0____ in 2004

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $85,000 in 2003 and $218,500 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,299 in 2003 and $2,668 in 2004. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.]

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $___0____ in 2003 and $___0____ in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $____0____ in 2003 and $59 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $_____0_____ in 2003 and $___0____ in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $158,125 in 2003 and $790,824 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 23, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 23, 2004

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)